Derivative financial instruments - Additional Information (Detail) In Millions, unless otherwise specified			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Cost of financing operations USD ($)	Mar. 31, 2012 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange gain (loss), net USD ($)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)
Derivative [Line Items]
Unrealized gains or (losses) on derivative financial instruments			$ 182	¥ (14,934)	¥ 93,370	¥ 71,538	$ (67)	¥ (5,543)	¥ (240)	¥ (26,476)
Credit risk derivatives, fair value, net liability	122	9,987
Credit risk derivatives, aggregate fair value of assets posted	196	16,109
Maximum amount of assets to be posted if the ratings decline below specified thresholds	$ 122	¥ 9,987